SHARE BASED PAYMENTS - Bonus Units (Details) - Bonus shares - EquityInstruments	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Equity Instruments other than options
Outstanding		500,000	500,000
Vested (in shares)		500,000	500,000
Directors
Disclosure of Equity Instruments other than options
Awarded	500,000